Income Taxes - Disclosure of detailed information about unrecognized temporary differences and tax losses (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 6,745,000	$ 5,116,666
Temporary differences, expiry period	2027 - 2042	2027 - 2042
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 47,000	$ 69,003
Temporary differences, expiry period	2042 - 2046	2042 - 2046
Property equipment and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 84,000	$ 5,180
Temporary differences, expiry period	No expiry	No expiry